other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
other comprehensive income
Schedule of other comprehensive income

									Item never		Item never
									reclassified		reclassified
	Items that may subsequently be reclassified to income								to income		to income
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(i))
	Derivatives used to manage currency risk			Derivatives used to manage other market risks				Cumulative	Change in		Employee
		Prior period			Prior period			foreign	measurement		defined benefit
	Gains	(gains) losses		Gains	(gains) losses			currency	of investment	Accumulated	plan
	(losses)	transferred to		(losses)	transferred to			translation	financial	other	re-measure-	Other
Years ended December 31 (millions)	arising	net income	Total	arising	net income	Total	Total	adjustment	assets	comp. income	ments	comp. income
Accumulated balance as at January 1, 2021			$(40)			$(6)	$(46)	$155	$26	$135
Other comprehensive income (loss)
Amount arising	$73	$75	148	$—	$4	4	152	(130)	66	88	$809	$897
Income taxes	$9	$18	27	$—	$1	1	28	—	9	37	209	246
Net			121			3	124	(130)	57	51	$600	$651
Accumulated balance as at December 31, 2021			81			(3)	78	25	83	186
Other comprehensive income (loss)
Amount arising	$208	$(360)	(152)	$—	$1	1	(151)	41	7	(103)	$177	$74
Income taxes	$12	$(63)	(51)	$—	$1	1	(50)	—	—	(50)	45	(5)
Net			(101)			—	(101)	41	7	(53)	$132	$79
Accumulated balance as at December 31, 2022			$(20)			$(3)	$(23)	$66	$90	$133
Attributable to:
Common Shares										$110
Non-controlling interests										23
										$133